Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Shares [Member]	Additional paid in capital / Share premium [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income/Loss [Member]	Shareholders' equity in the Company [Member]	Shareholders' equity in the Company [Member] Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2018	$ 2,169,981		$ 1,252	$ 2,188,706	$ (21,412)		$ (4,465)	$ 2,164,081		$ 5,900
Net loss / (income)	(110,137)				(110,198)			(110,198)		61
Gain (loss) on foreign currency translation, net of tax of $0	3,863						3,863	3,863
Ending balance at Dec. 31, 2019	2,063,707		1,252	2,188,706	(131,610)		(602)	2,057,746		5,961
Cumulative adjustment for adoption of ASC 326 Financial Instruments - Credit Losses		$ (7,509)				$ (7,509)			$ (7,509)
Net loss / (income)	(126,714)				(126,715)			(126,715)		1
Gain (loss) on foreign currency translation, net of tax of $0	(1,817)						(1,817)	(1,817)
Contributions from non-controlling interest holders	5,336									5,336
Ending balance at Dec. 31, 2020	$ 1,933,003		$ 1,252	2,188,706	(265,834)		(2,419)	1,921,705		11,298
Ending balance, shares at Dec. 31, 2020	125,157,540
Net loss / (income)	$ (110,328)				(110,954)			(110,954)		626
Gain (loss) on foreign currency translation, net of tax of $0	(1,406)						(1,406)	(1,406)
Contributions from non-controlling interest holders	26,000									26,000
Contribution from Topco	1,648			1,648				1,648
Capital injection in Legacy Paysafe	10,694			10,692				10,694
Capital Injection In Legacy Paysafe Shares			2,000
Shared based compensation	90,007			90,007				90,007
Share issuance, net of transaction expenses (See Note 2)	1,848,278		$ 200	1,848,078				1,848,278
Capital reorganization (See Note 2)	(2,448,800)		(921)	(2,447,879)				(2,448,800)
Merger recapitalization (See Note 2)	1,358,672		190	1,258,401				1,258,591		100,081
Shares issued upon warrants exercised	1			1				1
Ending balance at Dec. 31, 2021	$ 2,707,769		$ 723	$ 2,949,654	$ (376,788)		$ (3,825)	$ 2,569,764		$ 138,005
Ending balance, shares at Dec. 31, 2021	723,715,147